UNITHOLDERS' EQUITY - Normal course issuer bid (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 22, 2024	Dec. 31, 2024	Dec. 31, 2023
Normal Course Issuer Bid
Number of shares represented by one tenth of public float (in units)	6,273,168
Maximum daily purchases that may be made by Granite (in units)	23,113
Repurchase price (in cad per unit)		$ 68.64	$ 68.73
Units repurchased for cancellation		$ 45.8	$ 27.0
Normal Course Issuer Bid
Normal Course Issuer Bid
Units repurchased (in units)		667,300	392,700
Difference between the repurchase price and the average cost		$ 5.3	$ 6.4